Income Taxes	12 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Income Taxes

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The Company used an effective tax rate of 30% when calculating the deferred tax assets and liabilities and income tax provision below.

Net deferred tax assets consist of the following components as of March 31, 2018 and 2017:

	2018	2017
Deferred tax assets:
NOL carryover	$1,146,200	$18,372,400
Amortization	335,600	-
Contingent Liability	45,000	-
Related party accrued payroll	-	2,200
Deferred tax liabilities
Depreciation	(2,900)	-

Valuation allowance	(1,523,900)	(18,374,600)
Total long-term deferred income tax assets	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended March 31, 2018 and 2017 due to the following:

	2018	2017
Book income (loss)	$(4,473,900)	$754,100
Stock for services	2,048,200	239,800
Gain on settlement – derivative and equity derived	955,900	(1,006,900)
Amortization	313,200	-
Contingent liability	45,000	-
Unrealized loss on cryptocurrency	40,700	-
Meals and entertainment	6,200	-
Non-cash interest expense	5,700	387,400
Depreciation	(2,800)	-
Related party accruals	(1,500)	(220,600)
Stock for payables	-	278,000
Gain on derivative liability	-	(36,200)
Fines and penalties	-	3,900
NOL utilization	-	(399,500)
Valuation allowance	1,063,300	-
Total long-term deferred income tax assets	$-	$-

At March 31, 2018, the Company had net operating loss carryforwards of approximately $3,821,000 that may be offset against future taxable income for the year 2019 through 2038. However, due to the change in ownership provisions of the Tax Reform Act of 1986, the NOL accumulated prior to the April 1, 2017 acquisition can only offset future income of up to $13,837 per year until expired. Should additional changes in ownership occur, net operating loss carryforwards in future years may be further limited.

No tax benefit from continuing or discontinued operations have been reported in the March 31, 2018 consolidated financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

The Company complies with the provisions of FASB ASC 740 in accounting for its uncertain tax positions.  ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company has determined that the Company has no significant uncertain tax positions requiring recognition under ASC 740.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company had no accruals for interest and tax penalties at March 31, 2018 and 2017.

The Company does not expect the amount of unrecognized tax benefits to materially change within the next twelve months.

The Company is required to file income tax returns in the U.S. Federal jurisdiction, in New York State, New Jersey, and in Utah. The Company is no longer subject to income tax examinations by tax authorities for tax years ending before March 31, 2014.